IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Summary of impairments (reversals) [Text Block]
For the year ended December 31, 2020, we recorded net impairment reversals of $269 million (2019: net impairment reversals of $1,423 million) for non-current assets, as summarized in the following table:

For the years ended December 31	2020	2019
Tanzania	($304)	$—
Cortez	10	57
Pueblo Viejo	5	(865)
Lumwana	—	(947)
Pascua-Lama	—	296
Lagunas Norte	—	12
Golden Sunlight	—	9
Veladero	—	3
Intangible assets	12	—
Other	8	12
Total impairment (reversals) losses of long-lived assets	($269)	($1,423)

Impairment testing assumptions [Text Block]	The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the table below:

	2020	2019
Copper price per lb (long-term)	$3.00	$3.00
WACC - gold (range)	3%-12%	3%-7%
WACC - gold (avg)	5%	4%
WACC - copper	n/a	n/a
NAV multiple - gold (avg)	1.3	1.2
LOM years - gold (avg)	20	19

Carrying value of CGU's [Text Block]	The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2020	Carrying Value
Loulo-Gounkoto	$4,187
Veladero	779